Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

October 31, 2020

ALSF-QTLY-1220
1.797936.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.6%
Entertainment - 0.2%
New Cotai LLC/New Cotai Capital Corp. (a)(b)	411,029	$2,036
Interactive Media & Services - 7.1%
Alphabet, Inc. Class C (c)	18,900	30,637
Facebook, Inc. Class A (c)	114,300	30,073
Tencent Holdings Ltd. sponsored ADR	160,100	12,222
		72,932
Media - 3.6%
Altice U.S.A., Inc. Class A (c)	783,100	21,105
Nexstar Broadcasting Group, Inc. Class A	185,002	15,244
		36,349
Wireless Telecommunication Services - 3.7%
T-Mobile U.S., Inc.	346,300	37,944

TOTAL COMMUNICATION SERVICES		149,261

CONSUMER DISCRETIONARY - 19.2%
Automobiles - 2.0%
Tesla, Inc. (c)	54,500	21,148
Hotels, Restaurants & Leisure - 12.0%
Boyd Gaming Corp.	561,700	17,817
Caesars Entertainment, Inc. (c)	980,700	43,955
MGM Mirage, Inc.	300,100	6,173
Penn National Gaming, Inc. (c)	916,100	49,454
Studio City International Holdings Ltd. ADR (c)	397,700	6,045
		123,444
Household Durables - 1.4%
Tempur Sealy International, Inc. (c)	157,062	13,979
Internet & Direct Marketing Retail - 2.2%
Alibaba Group Holding Ltd. sponsored ADR (c)	41,000	12,492
Amazon.com, Inc. (c)	3,300	10,019
		22,511
Specialty Retail - 1.6%
Lowe's Companies, Inc.	102,200	16,158

TOTAL CONSUMER DISCRETIONARY		197,240

CONSUMER STAPLES - 3.8%
Food Products - 3.8%
Darling Ingredients, Inc. (c)	362,779	15,599
JBS SA	7,003,800	23,741
		39,340
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
SAExploration Holdings, Inc. (c)	18,485	2
Oil, Gas & Consumable Fuels - 0.6%
Renewable Energy Group, Inc. (c)	111,800	6,306

TOTAL ENERGY		6,308

FINANCIALS - 4.0%
Banks - 1.8%
Bank of America Corp.	347,601	8,238
JPMorgan Chase & Co.	103,500	10,147
		18,385
Consumer Finance - 1.4%
OneMain Holdings, Inc.	416,400	14,528
Insurance - 0.8%
Arthur J. Gallagher & Co.	80,700	8,369

TOTAL FINANCIALS		41,282

HEALTH CARE - 10.1%
Biotechnology - 0.7%
Regeneron Pharmaceuticals, Inc. (c)	13,200	7,175
Health Care Providers & Services - 3.4%
HCA Holdings, Inc.	40,721	5,047
Humana, Inc.	33,900	13,536
Oak Street Health, Inc. (c)	1,600	76
UnitedHealth Group, Inc.	54,500	16,630
		35,289
Life Sciences Tools & Services - 5.3%
Charles River Laboratories International, Inc. (c)	41,200	9,381
IQVIA Holdings, Inc. (c)	122,300	18,833
Thermo Fisher Scientific, Inc.	55,100	26,069
		54,283
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co.	121,500	7,102

TOTAL HEALTH CARE		103,849

INDUSTRIALS - 6.0%
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (c)	58,400	5,256
Airlines - 0.9%
Air Canada (c)	855,500	9,458
Building Products - 1.0%
Carrier Global Corp.	316,300	10,561
Machinery - 1.3%
Allison Transmission Holdings, Inc.	134,400	4,859
Fortive Corp.	131,800	8,119
		12,978
Marine - 0.0%
Genco Shipping & Trading Ltd.	662	4
Professional Services - 0.6%
ASGN, Inc. (c)	87,200	5,814
Trading Companies & Distributors - 1.7%
HD Supply Holdings, Inc. (c)	177,900	7,091
United Rentals, Inc. (c)	55,900	9,966
		17,057

TOTAL INDUSTRIALS		61,128

INFORMATION TECHNOLOGY - 31.6%
Electronic Equipment & Components - 3.6%
CDW Corp.	72,800	8,925
Vontier Corp. (c)	52,720	1,515
Zebra Technologies Corp. Class A (c)	93,700	26,577
		37,017
IT Services - 11.1%
EPAM Systems, Inc. (c)	77,700	24,005
Global Payments, Inc.	150,900	23,803
GoDaddy, Inc. (c)	136,700	9,670
MasterCard, Inc. Class A	59,600	17,203
PayPal Holdings, Inc. (c)	115,200	21,442
Snowflake Computing, Inc.	3,200	800
Visa, Inc. Class A	94,100	17,099
		114,022
Semiconductors & Semiconductor Equipment - 5.8%
Array Technologies, Inc.	23,100	851
Lam Research Corp.	69,000	23,604
Microchip Technology, Inc.	134,900	14,175
Micron Technology, Inc. (c)	150,900	7,596
ON Semiconductor Corp. (c)	517,770	12,991
		59,217
Software - 11.1%
Adobe, Inc. (c)	97,400	43,548
Microsoft Corp.	181,400	36,728
Palo Alto Networks, Inc. (c)	56,200	12,431
SS&C Technologies Holdings, Inc.	260,800	15,445
VMware, Inc. Class A (c)(d)	38,800	4,995
		113,147

TOTAL INFORMATION TECHNOLOGY		323,403

MATERIALS - 4.8%
Chemicals - 1.7%
CF Industries Holdings, Inc.	190,400	5,257
The Chemours Co. LLC	622,300	12,533
		17,790
Containers & Packaging - 2.3%
Berry Global Group, Inc. (c)	212,400	9,904
WestRock Co.	347,600	13,052
		22,956
Metals & Mining - 0.8%
First Quantum Minerals Ltd.	715,900	8,227

TOTAL MATERIALS		48,973

UTILITIES - 4.1%
Electric Utilities - 2.3%
NRG Energy, Inc.	521,700	16,496
PG&E Corp. (c)	765,856	7,322
		23,818
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp.	1,030,902	17,907

TOTAL UTILITIES		41,725

TOTAL COMMON STOCKS
(Cost $736,499)		1,012,509
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (Cost $109)(b)(e)(f)(g)	109	109
	Shares	Value (000s)

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.10% (h)	14,895,470	14,898
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	5,136,462	5,137
TOTAL MONEY MARKET FUNDS
(Cost $20,035)		20,035
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $756,643)		1,032,653
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,628)
NET ASSETS - 100%		$1,025,025

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,036,000 or 0.2% of net assets.

 (b) Level 3 security

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$2,036

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7
Fidelity Securities Lending Cash Central Fund	6
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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